Financial Risk Management - Summary of Changes in Equity and Profit or Loss (Detail) - 5 percent weakening in exchange rate [member] - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Equity [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	₩ (74,214)	₩ 12,438
Equity [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(5,437)	(6,250)
Equity [member] | CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(64,732)	(147,294)
Equity [member] | TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	70	75
Equity [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	178	250
Equity [member] | PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	29	43
Equity [member] | VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(3,865)	(2,230)
Equity [member] | GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	0	(107)
Profit and loss [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	2,339	73,186
Profit and loss [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(3,288)	(5,194)
Profit and loss [member] | CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	172	93
Profit and loss [member] | TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	5	0
Profit and loss [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(858)	377
Profit and loss [member] | PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	29	43
Profit and loss [member] | VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(3,865)	(2,230)
Profit and loss [member] | GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	₩ 0	₩ (107)